Equity - Schedule of Options to Consultants (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
2015 [Member]
Schedule of Options to Consultants [Abstract]
In connection with	Rendered services
No. of options issued	1,383
Exercise price (in Dollars per share) | $ / shares	$ 0.24
No. of options exercisable	1,383
2017 [Member]
Schedule of Options to Consultants [Abstract]
In connection with	Rendered services
No. of options issued	461
Exercise price (in Dollars per share) | $ / shares	$ 0.24
No. of options exercisable	461
2021 [Member]
Schedule of Options to Consultants [Abstract]
In connection with	Rendered services
No. of options issued	863
No. of options exercisable	863
2021 [Member] | Minimum [Member]
Schedule of Options to Consultants [Abstract]
Exercise price (in Dollars per share) | $ / shares	$ 0.24
2021 [Member] | Maximum [Member]
Schedule of Options to Consultants [Abstract]
Exercise price (in Dollars per share) | $ / shares	$ 180
2023 [Member]
Schedule of Options to Consultants [Abstract]
In connection with	Rendered services
No. of options issued	1,250
Exercise price (in Dollars per share) | $ / shares	$ 43.68
No. of options exercisable	555